Property, Plant and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

	2025	2024

Plant and equipment - at cost	72,410	72,410
Less: accumulated depreciation	(63,077)	(59,339)
	9,333	13,071

	2025	2024

Computer equipment - at cost	113,970	111,047
Less: accumulated depreciation	(95,882)	(82,269)
	18,088	28,778

	2025	2024

Office equipment - at cost	2,090	2,090
Less: accumulated depreciation	(1,706)	(1,508)
	384	582

	2025	2024

Furniture and fittings - at cost	49,537	49,537
Less: accumulated depreciation	(19,214)	(14,270)
	30,323	35,267
Total property and equipment	58,128	77,698

	2025	2024

Property plant and equipment
Balance at beginning of year	13,071	13,208
Additions	-	3,200
Disposals	-	-
Depreciation expense	(3,738)	(3,337)
Balance at end of the year	9,333	13,071

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

	2025	2024

Computer equipment
Balance at beginning of year	28,778	40,683
Additions	2,928	15,435
Disposals	-	-
Depreciation expense	(13,618)	(27,340)
Balance at end of the year	18,088	28,778

	2025	2024

Office equipment
Balance at beginning of year	582	777
Additions	-	-
Disposals	-	-
Depreciation expense	(198)	(195)
Balance at end of the year	384	582

	2025	2024

Furniture and fittings
Balance at beginning of year	35,267	40,260
Additions	-	-
Disposals	-	-
Depreciation expense	(4,944)	(4,993)
Balance at end of the year	30,323	35,267